SHARE CAPITAL AND PREMIUM (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of share capital

	Number of shares
	2024	2023	2022

Issued and fully paid ordinary shares at a nominal value of $1

Ordinary shares issued at the beginning of the year	419,729,856	—	—
Issued in terms of the corporate restructuring	—	419,685,792	—
Issued in terms of acquisition of Centamin	82,497,229
Issued in terms of employee share awards	1,299,967	44,064	—
Ordinary shares issued at the end of the year	503,527,052	419,729,856	—